Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases (Details) [Line Items]
Interest expenses for capital lease (in Dollars)	$ 8,411	$ 41,110	$ 144,198
Weighted average annual interest rate, percentage	5.40%
Lease term	36 months
Rental expenses (in Dollars)	$ 111,024	$ 103,733	$ 103,675
Minimum [Member]
Leases (Details) [Line Items]
Capital lease obligation percentage	4.00%	3.40%	3.40%
Maximum [Member]
Leases (Details) [Line Items]
Capital lease obligation percentage	11.80%	17.00%	11.10%